Senior Notes (Tables)	12 Months Ended
Dec. 31, 2013
Debt
Schedule of senior notes

Senior notes consisted of the following at December 31 (in thousands):

	2013			2012
	Principal	Carrying Value	Fair Value(1)	Principal	Carrying Value	Fair Value
8.25% Senior Notes due 2017, net of unamortized discount	$300,000	$298,727	$313,125	$300,000	$298,471	$329,418

8.50% Senior Notes due 2019, net of unamortized discount	300,000	298,248	325,500	300,000	298,035	332,700
Total long-term debt	$600,000	$596,974	$638,625	$600,000	$596,506	$662,118

(1)                                 The fair value of the senior notes was based on observable market inputs, which are considered Level 2 in the fair value hierarchy.

Schedule of future maturities of long-term debt	Aggregate future maturities of long-term debt as of December 31, 2013 are as follows (in thousands):
2017	$300,000
2019	300,000
Less discount on senior notes	(3,026)
Total long-term debt	$596,974

Senior Notes
Debt
Summary of unamortized debt issuance costs incurred in connection with the issuance of the debt instrument	Unamortized debt issuance costs included in noncurrent other assets totaled the following at December 31 (in thousands):
	2013	2012
Unamortized debt issuance costs	$8,922	$10,325